AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 10, 2021

File No. 033-50718

File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 263	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 266	/X/

THE ADVISORS’ INNER CIRCLE FUND II

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

(800) 932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On March 12, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 263 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate March 12, 2021 as the new effective date for Post-Effective Amendment No. 252, which was filed with the Securities and Exchange Commission (the “SEC”) on September 10, 2020 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001398344-20-018354) for the purpose of introducing the Sprucegrove International Equity Fund (the “Fund”), a series of The Advisors’ Inner Circle Fund II. The effectiveness of Post-Effective Amendment No. 252 was previously delayed pursuant to Post-Effective Amendment No. 255, which was filed with the SEC on November 23, 2020 (Accession No. 0001398344-20-023161), Post-Effective Amendment No. 257, which was filed with the SEC on December 8, 2020 (Accession No. 0001398344-20-024217), Post-Effective Amendment No. 258, which was filed with the SEC on December 17, 2020 (Accession No. 0001398344-20-024701), Post-Effective Amendment No. 259, which was filed with the SEC on January 8, 2021 (Accession No. 0001398344-21-000462), Post-Effective Amendment No. 260, which was filed with the SEC on January 15, 2021 (Accession No. 0001398344-21-000926), Post-Effective Amendment No. 261, which was filed with the SEC on January 25, 2021 (Accession No. 0001398344-21-001289), and Post-Effective Amendment No. 262, which was filed with the SEC on February 2, 2021 (Accession No. 0001398344-21-002106).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 252.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 252.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 252.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 263 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 10th day of February, 2021.

THE ADVISORS’ INNER CIRCLE FUND II

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	February 10, 2021
Joseph T. Grause

*	Trustee	February 10, 2021
Mitchell A. Johnson

*	Trustee	February 10, 2021
N. Jeffrey Klauder

*	Trustee	February 10, 2021
Betty L. Krikorian

*	Trustee	February 10, 2021
Robert Mulhall

*	Trustee	February 10, 2021
Robert A. Nesher

*	Trustee	February 10, 2021
Bruce Speca

*	Trustee	February 10, 2021
George J. Sullivan, Jr.

*	President	February 10, 2021
Michael Beattie

*	Treasurer, Controller &	February 10, 2021
Stephen Connors	Chief Financial Officer

* By:	/s/ Matthew Maher
Matthew Maher
Attorney-in-Fact